Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$83,358,038.09	0.1934061	$61,896,112.90	0.1436105	$21,461,925.19
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$352,518,038.09	0.2345180	$331,056,112.90	0.2202401	$21,461,925.19

Weighted Avg. Coupon (WAC)	3.55%		3.56%
Weighted Avg. Remaining Maturity (WARM)	29.15		28.28
Pool Receivables Balance	$381,502,625.78		$359,594,329.51
Remaining Number of Receivables	40,852		38,918

Adjusted Pool Balance	$375,236,014.08		$353,774,088.89

III. COLLECTIONS

Principal:
Principal Collections	$21,346,803.50
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$318,204.31
Total Principal Collections	$21,665,007.81

Interest:
Interest Collections	$1,150,587.05
Late Fees & Other Charges	$68,461.77
Interest on Repurchase Principal	$-
Total Interest Collections	$1,219,048.82

Collection Account Interest	$4,013.91
Reserve Account Interest	$713.97
Servicer Advances	$-

Total Collections	$22,888,784.51

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$22,888,784.51
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$22,888,784.51

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$317,918.85	$-	$317,918.85	$317,918.85
Collection Account Interest					$4,013.91
Late Fees & Other Charges					$68,461.77
Total due to Servicer					$390,394.53

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$49,320.17		$49,320.17
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$190,459.25		$190,459.25	$190,459.25

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$22,147,870.56

9. Regular Principal Distribution Amount:					$21,461,925.19

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$21,461,925.19
Class A-4 Notes		$-
Class A Notes Total:	$21,461,925.19	$21,461,925.19
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$21,461,925.19	$21,461,925.19

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			685,945.37

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,266,611.70
Beginning Period Amount	$6,266,611.70
Current Period Amortization	$446,371.08
Ending Period Required Amount	$5,820,240.62
Ending Period Amount	$5,820,240.62
Next Distribution Date Required Amount	$5,393,802.48

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	January 2016
Distribution Date	02/16/16
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	6.05%	6.42%	6.42%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.89%	38,096	97.20%	$349,540,886.31
30 - 60 Days	1.61%	627	2.11%	$7,577,365.63
61 - 90 Days	0.41%	161	0.56%	$2,031,443.90
91-120 Days	0.08%	32	0.12%	$414,512.31
121 + Days	0.01%	2	0.01%	$30,121.36
Total		38,918		$359,594,329.51

Delinquent Receivables 30+ Days Past Due
Current Period	2.11%	822	2.80%	$10,053,443.20
1st Preceding Collection Period	2.08%	850	2.81%	$10,729,752.59
2nd Preceding Collection Period	1.86%	808	2.58%	$10,475,948.54
3rd Preceding Collection Period	1.66%	761	2.36%	$10,173,515.98
Four-Month Average	1.93%		2.64%

Repossession in Current Period		34		$424,130.60
Repossession Inventory		75		$212,267.00

Current Charge-Offs
Gross Principal of Charge-Offs				$561,492.77
Recoveries				$(318,204.31)
Net Loss				$243,288.46

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.77%

Average Pool Balance for Current Period				$370,548,477.65

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.79%
1st Preceding Collection Period				0.30%
2nd Preceding Collection Period				0.33%
3rd Preceding Collection Period				0.38%
Four-Month Average				0.45%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	48	2,062	$32,725,020.98
Recoveries	37	1,838	$(18,885,324.32)
Net Loss			$13,839,696.66
Cumulative Net Loss as a % of Initial Pool Balance			0.89%

Net Loss for Receivables that have experienced a Net Loss *	30	1,786	$13,911,752.49
Average Net Loss for Receivables that have experienced a Net Loss			$7,789.34

Principal Balance of Extensions			$1,758,510.63
Number of Extensions			137

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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